Subsequent Events (Details) - USD ($)		6 Months Ended
	Aug. 28, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Ordinary shares outstanding		1,000	1,000
Warrants [Member]
Subsequent Events [Line Items]
Ordinary shares outstanding	70,521,359
Warrants outstanding	16,925,000
Private Investment in Public Equity [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares	1,650,000
Aggregate proceeds (in Dollars)	$ 13,200,000
Share issued price per share (in Dollars per share)	$ 8
YD Biopharma [Member]
Subsequent Events [Line Items]
Outstanding warrants	4,140,948	64,730,411
Tansaction value (in Dollars)	$ 647,304,110
Share price (in Dollars per share)	$ 10
YD Biopharma [Member] | Warrants [Member]
Subsequent Events [Line Items]
Outstanding warrants	16,925,000
Warrants outstanding	16,925,000
Subsequent Event [Member] | Warrants [Member]
Subsequent Events [Line Items]
Percentage of warrants and rights	100.00%
Subsequent Event [Member] | YD Biopharma [Member]
Subsequent Events [Line Items]
Pecentage of business combination	100.00%